Deferred Tax Assets And Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Summary of Deferred Income Assets and Liabilities Net
Deferred income assets and liabilities of the Group are set out as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets	3,000,156	3,358,664
Deferred tax liabilities	(5,311,972)	(5,733,733)

Net amount	(2,311,816)	(2,375,069)

Summary of Deferred Tax Assets
The following table sets forth the details of deferred tax assets:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deductible tax losses	1,047,234	581,325
Provision for asset impairments	939,239	1,368,693
Employee benefit payables	563,567	626,048
Accrued expenses and provisions	430,965	528,660
Unexercised share-based payment	75,345	117,508
Guarantee liabilities	60,687	187,169
Consolidation adjustments	40,446	51,959
Servicing liabilities	6,790	—
Advertising and business promotion fees	559	499
Others	25,724	99,064

	3,190,556	3,560,925

Summary of Deductible Temporary Differences and Deductible Losses that are not Recognized as Deferred Tax Assets
Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deductible temporary differences	2,119,410	2,869,537
Deductible losses	892,733	1,423,385

	3,012,143	4,292,922

Summary of Deductible Losses that are not Recognized as Deferred Tax Assets Expiration
Deductible losses that are not recognized as deferred tax assets will expire as follows:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
2020	12,225	—
2021	17,240	7,182
2022	48,457	29,333
2023	74,894	20,462
2024	241,781	27,549
2025	—	85,463
No due date	498,136	1,253,396

	892,733	1,423,385

Summary of Movements in Deferred Tax Asset
The following table sets forth the movements of the deferred tax asset:

Movements	Deductible tax losses	Provision for asset impairments	Employee benefit payables	Accrued expenses	Unexercised share-based payment	Guarantee liabilities	Advertising and business promotion fees	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018	995,545	1,083,854	234,732	279,834	86,917	141,651	232,561	260,131	3,315,225
Credited/(charged) - to profit or loss	(154,431)	(315,563)	197,623	345,851	(18,728)	(73,172)	(27,812)	26,213	(20,019)
Acquisition of subsidiary	—	1,457	564	301	7,612	—	—	—	9,934

As of December 31, 2018	841,114	769,748	432,919	625,986	75,801	68,479	204,749	286,344	3,305,140

Credited/(charged) - to profit or loss	206,120	169,491	130,648	(195,021)	(456)	(7,792)	(204,190)	(213,384)	(114,584)

As of December 31, 2019	1,047,234	939,239	563,567	430,965	75,345	60,687	559	72,960	3,190,556

Credited/(charged) - to profit or loss	(465,909)	429,454	62,481	97,695	42,163	126,482	(60)	78,063	370,369

As of December 31, 2020	581,325	1,368,693	626,048	528,660	117,508	187,169	499	151,023	3,560,925

Summary of Deferred Tax Liabilities
The following table sets forth for the details of deferred tax liabilities:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Revenue recognition differences between accounting and tax book	4,476,834	4,157,984
Intangible assets arisen from business combination	452,258	452,258
Unrealized consolidated earnings	295,637	434,850
Effective interest adjustment	260,671	862,035
Changes in fair value	16,956	20,469
Depreciation of property and equipment	16	8,398

	5,502,372	5,935,994

Summary of Movements in Deferred Tax Liabilities
The following table sets forth the movements of the deferred tax liabilities:

Movements	Revenue recognition differences between accounting and tax book	Intangible assets arisen from business combination	Unrealized consolidated earnings	Capitalized expense	Changes in fair value	Depreciation of property and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018	893,586	348,255	—	208,249	15,509	18,073	1,483,672
Charged/(credited) - to profit or loss	2,063,320	1,526	279,653	(185,492)	4,682	(8,083)	2,155,606
Acquisition of a subsidiary	—	106,500	—	—	9,459	—	115,959

As of December 31, 2018	2,956,906	456,281	279,653	22,757	29,650	9,990	3,755,237

Charged/(credited) - to profit or loss	1,519,928	(4,023)	15,984	237,914	(12,694)	(9,974)	1,747,135

As of December 31, 2019	4,476,834	452,258	295,637	260,671	16,956	16	5,502,372

Charged/(credited) - to profit or loss	(318,850)	—	139,213	601,364	3,513	8,382	433,622

As of December 31, 2020	4,157,984	452,258	434,850	862,035	20,469	8,398	5,935,994

Summary of Net Balances of Deferred Tax Assets and Liabilities
The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	As of December 31,
	2019		2020
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets	(190,400)	3,000,156	(202,261)	3,358,664

Deferred tax liabilities	190,400	(5,311,972)	202,261	(5,733,733)